Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Software and Software Development Costs	Dec. 31, 2011 Computer Equipment Minimum	Dec. 31, 2011 Computer Equipment Maximum	Dec. 31, 2011 Building and Building Improvements Minimum	Dec. 31, 2011 Building and Building Improvements Maximum	Dec. 31, 2011 Leasehold Improvements Minimum	Dec. 31, 2011 Leasehold Improvements Maximum	Dec. 31, 2011 Furniture and Fixtures Minimum	Dec. 31, 2011 Furniture and Fixtures Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment			3 years	2 years	3 years	5 years	15 years	2 years	10 years	1 year	5 years
Reserve for doubtful notes, related party	$ 0	$ 0